Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Outstanding balances with related parties
Cash and cash equivalents	$ 1,384	$ 1,256
Accounts receivable	118	155
Dividends receivable	89	132
Loans	1,919	1,976
Derivative financial instruments	42	297
Other assets	65	25
Supplier and contractors	367	266
Loans	3,055	3,975
Derivative financial instruments	64	112
Others liabilities	569	769
Joint Ventures
Outstanding balances with related parties
Accounts receivable	91	110
Dividends receivable	83	132
Loans	1,919	1,976
Other assets	65	25
Supplier and contractors	302	221
Others liabilities	569	769
Associates
Outstanding balances with related parties
Accounts receivable	22	42
Dividends receivable	6
Supplier and contractors	28	21
Loans	1,367	1,325
Major Stockholders
Outstanding balances with related parties
Cash and cash equivalents	1,384	1,256
Accounts receivable	5	3
Derivative financial instruments	42	297
Supplier and contractors	37	24
Loans	1,688	2,650
Derivative financial instruments	$ 64	$ 112